Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Mar. 08, 2017	Feb. 22, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 09, 2017
Subsequent Event [Line Items]
Dividends paid			$ 861,000	$ 572,125	$ 250,000
AZOA
Subsequent Event [Line Items]
Dividends paid			$ 861,000	$ 572,125	$ 250,000
Subsequent Event | Mandatorily Redeemable Preferred Stock [Member]
Subsequent Event [Line Items]
Redeemed preferred stock and related accrued interest						$ 32,244
Subsequent Event | AZOA
Subsequent Event [Line Items]
Dividends paid	$ 342,000
Dividend declared date		Feb. 22, 2017